PGIM Real Assets Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 98.4%
Affiliated Mutual Funds 91.1%
Domestic Equity — 30.5%
PGIM Jennison Energy Infrastructure Fund (Class R6)	583,797	$3,759,651
PGIM Jennison Natural Resources Fund (Class R6)	69,709	5,889,726
PGIM Select Real Estate Fund (Class R6)	1,079,845	14,966,646
		24,616,023
Fixed Income — 45.3%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,127,793	16,384,010
PGIM TIPS Fund (Class R6)	2,393,286	20,127,533
		36,511,543
International Equity — 15.3%
PGIM Global Real Estate Fund (Class R6)	184,389	3,942,237
PGIM Jennison Global Infrastructure Fund (Class R6)	456,672	8,416,468
		12,358,705

Total Affiliated Mutual Funds (cost $61,297,787)(wa)		73,486,271
Unaffiliated Exchange-Traded Fund 7.3%
SPDR Gold MiniShares Trust* (cost $5,074,966)(bb)	60,870	5,844,129

Total Long-Term Investments (cost $66,372,753)		79,330,400

Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,341,870)(bb)(wa)	1,341,870	1,341,870

TOTAL INVESTMENTS 100.0% (cost $67,714,623)		80,672,270
Liabilities in excess of other assets (0.0)%		(36,556)

Net Assets 100.0%		$80,635,714

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

SPDR—Standard & Poor’s Depositary Receipts
TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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